Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.98%
Argentina — 1.35%
Globant SA(a)	32,487	$7,660,759

Australia — 0.65%
Fiducian Group Ltd.(a)	215,640	866,943
PeopleIN Ltd.(a)	1,501,201	1,193,214
Pinnacle Investment Management Group(a)	247,111	1,629,852
		3,690,009
Belgium — 3.35%
Melexis NV	89,020	7,626,095
Warehouses De Pauw CVA(a)	178,074	5,208,961
X-Fab Silicon Foundries SE(a)(b)(c)	639,845	6,148,175
		18,983,231
Brazil — 2.04%
Hypera SA(a)	418,400	2,682,928
Locaweb Servicos de Internet SA(a)(b)(c)	2,558,300	2,814,156
Patria Investments Ltd.(a)	287,046	4,096,146
Vinci Partners Invest Ltd.(a)	183,667	1,932,177
		11,525,407
Canada — 1.62%
Aritzia, Inc.(a)	168,701	4,104,956
Foran Mining Corp(a)	651,400	1,981,898
Richelieu Hardware Ltd.(a)	96,036	3,101,945
		9,188,799
China — 4.87%
Adicon Holdings Ltd.(a)	1,856,500	2,201,319
Centre Testing International Group Company Ltd.(a)	1,778,600	2,926,588
Guangzhou Kingmed Diagnostics Group Co., Ltd.(a)	228,200	1,669,581
Hangzhou Robam Appliances Co., Ltd.(a)	1,160,377	3,537,183
Man Wah Holdings Ltd.(a)	4,669,500	2,910,761
Shanghai Hanbell Precise Machinery Co., Ltd.(a)	1,152,700	2,853,088
Silergy Corporation(a)	753,996	9,277,904
Suofeiya Home Collection Co., Ltd., CLASS A(a)	620,100	1,348,266
TK Group Holdings Ltd.(a)(b)	5,002,500	863,033
		27,587,723
Colombia — 0.51%
Parex Resources, Inc.	174,306	2,886,342

France — 6.48%
Alten SA(a)	37,852	5,851,585
Antin Infrastructure Partners(a)	141,072	2,593,510
BioMerieux(a)	31,849	3,427,209
Esker SA(a)	13,831	2,322,192
Neurones SA(a)	74,197	3,632,620
Thermador Groupe(a)	61,268	5,686,571
Virbac SA(a)	36,535	13,182,590
		36,696,277
Germany — 6.27%
Atoss Software AG(a)	14,854	4,069,255
Dermapharm Holding SE(a)	165,476	7,037,301
	Shares	Fair Value
COMMON STOCKS — 98.98% (continued)
Germany — 6.27% (continued)
Elmos Semiconductor AG	59,451	$4,151,501
Friedrich Vorwerrk Group SE(a)	99,654	1,693,163
Mensch und Maschine Software SE(a)	76,966	4,232,922
Nagarro SE(a)	25,475	2,489,403
Nexus AG(a)	81,206	5,059,539
QIAGEN N.V.(a)	86,462	3,774,931
Stabilus SE(a)	42,392	2,969,993
		35,478,008
Hong Kong — 0.79%
Techtronic Industries Co., Ltd.	422,300	4,485,305

India — 3.40%
Ajanta Pharma Ltd.(a)	62,376	1,634,173
Cera Sanitaryware Ltd.(a)	28,761	2,855,992
Gulf Oil Lubricants India Ltd.	161,771	1,551,799
IndiaMart InterMesh Ltd.(a)(b)(c)	122,694	3,723,211
Indigo Paints Ltd(a)	162,298	2,819,947
Kotak Mahindra Bank Ltd.(a)	115,766	2,543,422
Metropolis Healthcare Ltd.(a)(b)(c)	99,680	1,959,003
Motherson Sumi Wiring India Ltd.(a)	2,715,755	2,127,457
		19,215,004
Indonesia — 1.92%
Arwana Citramulia Tbk PT(a)	48,815,300	2,119,042
Avia Avian Tbk PT(a)	26,810,800	985,441
Bank BTPN Syariah Tbk PT(a)	17,877,500	1,799,627
Selamat Sempurna Tbk PT(a)	28,534,800	3,652,744
Ultrajaya Milk Industry & Trading Co.(a)	21,448,900	2,310,718
		10,867,572
Ireland — 1.98%
ICON plc(a)	15,398	4,016,876
Keywords Studios plc(a)	74,454	1,556,989
Uniphar PLC(a)	1,850,749	5,619,238
		11,193,103
Italy — 3.05%
Interpump Group SpA(a)	124,272	6,141,792
Recordati Industria Chimica e Farmaceutica SpA(a)	100,823	5,563,808
Sesa SpA(a)	40,842	5,540,724
		17,246,324
Japan — 15.56%
Atrae, Inc.(a)	183,100	869,498
BayCurrent Consulting, Inc.	308,800	7,179,731
Beenos, Inc.(a)	112,700	1,142,656
Carenet, Inc. NPV(a)	310,300	1,698,399
Central Automotive Products Ltd.(a)	41,900	1,383,037
Charm Care Corporation KK(a)	480,900	3,881,000
Comture Corporation(a)	190,200	2,352,101
Create SD Holdings Co., Ltd.(a)	115,500	2,513,588
CrowdWorks, Inc.(a)	425,700	3,746,300
eGuarantee, Inc.(a)	184,100	2,399,648
F&M Co., Ltd.(a)	99,800	1,301,036

Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.98% (continued)
Japan — 15.56% (continued)
FP Partner, Inc.(a)	69,900	$2,907,869
Funai Soken Holdings, Inc.(a)	86,100	1,499,230
gremz, Inc.(a)	153,100	2,193,746
Hennge KK(a)	279,100	2,374,326
Insource Co Ltd(a)	505,400	2,857,030
Integral Corporation(a)	251,200	4,898,602
Kitz Corporation	333,200	2,724,384
M&A Capital Partners Company Ltd.(a)	216,400	3,333,009
MarkLines Co., Ltd.	270,000	5,513,215
Medley Inc(a)	54,400	1,705,759
MonotaRO Co., Ltd.(a)	211,700	1,993,959
Prestige International, Inc.(a)	800,100	3,285,540
Strike Co., Ltd.	119,600	3,859,024
Sun*, Inc.(a)	351,100	2,297,684
Synchro Food Co., Ltd.(a)	643,100	2,811,400
Systena Corporation(a)	1,290,400	2,608,428
Trancom Co., Ltd.(a)	61,490	2,914,224
ULS Group, Inc.(a)	50,900	1,413,525
User Local, Inc.(a)	110,100	1,517,626
Visional, Inc.(a)	65,800	4,118,461
Yakuodo Holdings Co., Ltd.(a)	156,800	2,753,103
		88,047,138
Korea (Republic Of) — 0.36%
SOLUM Co Ltd(a)	100,000	2,052,365

Luxembourg — 0.45%
Sword Group(a)	62,260	2,544,536

Mexico — 2.60%
Bolsa Mexicana de Valores SAB(a)	1,436,400	2,919,760
Corp Inmobiliaria Vesta SAB de CV(a)	468,200	1,779,349
Grupo Financiero Banorte SAB de CV	366,300	3,725,218
Regional SAB de CV(a)	416,500	3,855,276
Vesta Real Estate Corporation - ADR	64,778	2,456,382
		14,735,985
Netherlands — 0.55%
Redcare Pharmacy NV(a)	22,371	3,113,353

Norway — 1.21%
Bouvet ASA(a)	326,244	1,914,122
Nordic Semiconductor ASA(a)	172,183	1,729,132
SmartCraft ASA(a)	1,335,830	3,202,570
		6,845,824
Philippines — 1.88%
Century Pacific Food, Inc.(a)	3,704,800	2,171,348
Puregold Price Club, Inc.(a)	6,141,500	3,036,885
Robinsons Land Corporation(a)	11,279,400	3,207,830
Wilcon Depot, Inc.(a)	5,738,600	2,235,420
		10,651,483
Poland — 1.66%
Dino Polska SA(a)(b)(c)	60,569	6,537,640
	Shares	Fair Value
COMMON STOCKS — 98.98% (continued)
Poland — 1.66% (continued)
Inter Cars SA(a)	21,003	$2,869,434
		9,407,074
Singapore — 0.93%
iFast Corporation(a)	135,600	743,697
Keppel DC REIT(a)	1,208,200	1,517,290
Riverstone Holdings Ltd.	5,724,000	2,978,001
		5,238,988
South Africa — 0.43%
Italtile Ltd.(a)	3,754,710	2,406,711

South Korea — 2.03%
Eo Technics Co., Ltd.(a)	29,493	3,773,236
Hyundai Ezwel Co., Ltd.(a)	317,703	1,353,530
LEENO Industrial, Inc.(a)	36,673	5,456,674
Tokai Carbon Korea Co., Ltd.(a)	11,482	908,265
		11,491,705
Sweden — 5.98%
AddTech AB(a)	197,997	4,084,828
Beijer Alma AB(a)	210,798	3,714,429
EQT AB(a)	86,231	2,315,603
Knowit AB	292,109	3,928,364
Lifco AB, Class B(a)	121,656	2,935,330
Lyko Group AB(a)(c)	12,916	132,807
Nibe Industrier A.B.	498,796	2,980,545
OX2 AB(a)	261,656	1,245,016
RVRC Holding AB(a)	183,655	1,117,323
Sagax AB(a)	117,372	2,852,439
Sdiptech AB(a)	218,933	5,433,922
Swedencare AB	519,457	3,086,265
		33,826,871
Taiwan — 3.42%
M3 Technology, Inc.(a)	608,000	3,438,273
Sinbon Electronics Co., Ltd.(a)	398,000	3,276,287
Sporton International, Inc.(a)	1,211,338	8,967,124
Voltronic Power Technology Corporation(a)	47,850	2,045,907
Wistron Information Technology and Services Corporation(a)	376,312	1,643,505
		19,371,096
United Kingdom — 19.17%
AB Dynamics PLC(a)	42,093	946,875
B&M European Value Retail SA	2,013,461	13,195,816
CVS Group plc(a)	666,755	14,263,404
Diploma plc	130,104	5,363,174
Endava plc, ADR - ADR(a)	169,683	12,008,466
Foresight Group Holdings Ltd.(a)	871,955	5,027,938
FRP Advisory Group PLC(a)	1,083,932	1,738,168
GlobalData PLC(a)	1,062,579	2,706,710
Halma PLC	120,976	3,348,546
Impax Asset Management Group plc(a)	985,124	6,772,999
Intermediate Capital Group PLC(a)	137,060	3,090,069
JTC plc(a)(b)(c)	923,122	9,279,330
Marlowe PLC(a)	702,020	3,336,301
On The Beach Group PLC(a)(b)(c)	1,269,458	2,394,915

Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.98% (continued)
United Kingdom — 19.17% (continued)
Petershill Partners PLC(a)	1,152,782	$2,568,493
Pets at Home Group PLC(a)	736,517	2,615,383
Softcat PLC(a)	303,163	5,533,749
Volution Group PLC(a)	2,602,618	14,249,250
		108,439,586
United States — 2.26%
Bank of NT Butterfield & Son Ltd. (The)	49,155	1,490,871
BizLink Holding, Inc.(a)	470,264	3,460,312
Frontage Holdings Corporation(a)(b)(c)	10,484,800	2,156,310
GQG Partners, Inc.(a)	1,987,710	2,435,042
JFrog Ltd.(a)	99,887	3,249,324
		12,791,859
Vietnam — 2.21%
Asia Commercial Bank JSC(a)	2,833,200	2,983,745
FPT Corporation(a)	934,432	3,653,169
Vietnam Technological & Commercial Joint Stock Bank(a)	4,151,773	5,860,618
		12,497,532
Total Common Stocks (Cost $483,834,268)		560,165,969

Total Investments — 98.98%
(Cost $483,834,268)		560,165,969

Other Assets in Excess of Liabilities — 1.02%		5,753,884

NET ASSETS — 100.00%		$565,919,853

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $35,875,773, representing 6.34% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $35,145,547, representing 6.21% of net assets.
Sector Composition (January 31, 2024)
Technology	26.9%
Industrials	17.5%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	10.7%
Consumer Staples	6.3%
Communications	3.2%
Real Estate	3.0%
Materials	1.3%
Energy	1.0%
Utilities	0.4%
Other Assets in Excess of Liabilities	1.0%
Total	100%

Industry Composition (January 31, 2024)
IT Services	10.8%
Specialty & Generic Pharma	5.3%
Application Software	4.5%
Health Care Services	4.2%
Banks	3.9%
Private Equity	3.5%
Food & Drug Stores	3.2%
Semiconductor Devices	3.0%
Investment Management	2.8%
Electronics Components	2.6%
Comml & Res Bldg Equipment & Sys	2.5%
Other Commercial Support Services	2.5%
Mass Merchants	2.3%
Professional Services	2.3%
Internet Media & Services	2.3%
Home Products Stores	2.2%
Flow Control Equipment	2.1%
Wealth Management	2.0%
Technology Distributors	1.6%
Other Machinery & Equipment	1.3%
Specialty Technology Hardware	1.3%
Life Science & Diagnostics	1.3%
Auto Parts	1.2%
Rubber & Plastic	1.1%
Semiconductor Manufacturing	1.1%
Building Products	1.1%
Engineering Services	1.0%
Other Spec Retail - Discr	1.0%
Health Care Supply Chain	1.0%
Other Industries (each less than 1%)	24.0%
Other Assets in Excess of Liabilities	1.0%
Total	100%